Long-Term Debt	12 Months Ended
Dec. 31, 2017
Long-Term Debt [Abstract]
Long-Term Debt

7. Long-Term Debt

Long-term debt consists of the following:

	Bank loans	As of December 31, 2017	As of December 31, 2016	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	460,000	-	3.25%
(ii)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”)	15,750	15,750	2.50%
(iii)	Issued in March 2007 repaid in October 2017 (the “2007 credit facility”)	-	185,975	3.00%
(iv)	Issued in March 2008 repaid in October 2017 (the “2008 credit facility”)	-	181,641	3.00%
(v)	Issued in June 2011 fully repaid in October 2017 (the “2011 credit facility”)	-	14,000	3.25%
(vi)	Issued in September 2013 repaid in October 2017 (the “2013 credit facility”)	-	207,646	3.50%
	Total long-term debt	$475,750	$605,012
	Less: Deferred loan issuance costs	6,635	2,825
	Less: loan associated with vessel held for sale	14,781	-
	Total long-term debt, net	$454,334	$602,187
	Less: Current portion of long-term debt	52,057	40,534
	Add: Current portion of deferred loan issuance costs	1,543	966
	Long-term debt, net	$403,820	$562,619

On September 6, 2017, the Partnership entered into a new senior secured term loan facility for an aggregate principal amount of up to $460,000 with a syndicate of lenders led by HSH Nordbank AG and ING Bank N.V. On October 2, 2017, the Partnership fully repaid $14,000 outstanding under its 2011 credit facility, through available cash. On October 4, 2017, the Partnership fully repaid total indebtedness of $102,246 and the then outstanding indebtedness of the 2007 credit facility, the 2008 credit facility and the 2013 credit facility amounting to $460,000 was replaced by the 2017 credit facility. The 2017 credit facility is comprised of two tranches. Tranche A amounts to $259,000, is secured by 11 of the Partnership’s vessels and is required to be repaid in 24 equal quarterly instalments of $4,833 in addition to a balloon instalment of $143,008, which is payable together with the final quarterly instalment in the fourth quarter of 2023. Tranche B amounts to $201,000, is secured by 24 of the Partnership’s vessels and is required to be repaid fully in 24 equal quarterly instalments of $8,375. The Partnership started paying quarterly instalments under both tranches A and B on January 4, 2018. The loans drawn under the 2017 credit facility bear interest at LIBOR plus a margin of 3.25%.

During 2017, the Partnership classified the M/T Aristotelis as vessel held for sale (Note 5c). As of December 31, 2017, the part of the Tranche A of the 2017 credit facility which was associated with this vessel amounted to $14,781, is expected to be repaid in March 2018, and is presented as “Liability associated with vessel held for sale” in the accompanying consolidated balance sheet.

On October 24, 2016, upon the completion of the acquisition of the shares of the company owning the M/T Amor (Notes 3, 5), the Partnership assumed CMTC’s guarantee with respect to the outstanding balance of $15,750 under the term loan that was entered into on November 19, 2015 with ING Bank N.V. The term loan is payable in 17 consecutive equal quarterly instalments starting two years after the vessel’s acquisition plus a balloon payment with expected maturity date in November 2022. The term loan bears interest at LIBOR plus a margin of 2.50%.

On February 23, 2016, the Partnership drew the amount of $35,000 from its 2013 credit facility in order to partly finance the acquisition of the shares of the company owning the M/V CMA CGM Magdalena (Note 5).

During 2017 and 2016, the Partnership repaid the amount of $13,016 and $17,354, respectively, in line with the amortization schedule of its 2013 credit facility.

 The Partnership’s credit facilities contain customary ship finance covenants, including restrictions as to changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as, the ratio of EBITDA to Net Interest Expenses to be no less than 2:1, a minimum cash requirement of $500 per vessel, the ratio of net Total Indebtedness to the Total Assets of the Partnership adjusted for the Market Value of the fleet not to exceed 0.75:1 for the 2017 credit facility and the ratio of net Total Indebtedness to the aggregate Market Value of the fleet not to exceed 0.725:1 for the 2015 credit facility. As of December 31, 2017 and 2016, restricted cash amounted to $18,000 for each year and is presented under other non-current assets. The credit facilities also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% for the 2017 credit facility and 120% for the 2015 credit facility, of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2017 and 2016 the Partnership was in compliance with all financial covenants.

The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. Each also requires additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2017 there were no undrawn amounts under the Partnership’s credit facilities.

For the years ended December 31, 2017, 2016 and 2015, the Partnership recorded interest expense of $24,782, $22,674 and $17,856 respectively which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income. For the years ended December 31, 2017 and 2016 the weighted average interest rate of the Partnership’s loan facilities was 4.29% and 3.73% respectively.

The required annual loan payments to be made subsequent to December 31, 2017 are as follows:

	2017 Credit Facility (i)	2015 Credit Facility (ii)	Total
2018	$66,510	$328	$66,838
2019	51,729	1,313	53,042
2020	51,729	1,313	53,042
2021	51,729	1,313	53,042
2022	51,729	11,483	63,212
Thereafter	186,574	-	186,574

Total	$460,000	$15,750	$475,750